Disposition Of A Component Of An Entity (Tables)	3 Months Ended
Oct. 31, 2014
Disposition Of A Component Of An Entity [Abstract]
Schedule Of Estimated Earn Out Receivables

Total estimated current payments receivable	$62
Less imputed interest	(6)
Present value of Earnout Receivable	$56

Schedule Of Changes In Earn Out Receivables

	2014	2013
Beginning Balance	$73	$160
Net receipts	(20)	(37)
Imputed interest recognized	3	4
Ending Balance	$56	$127